Consolidated Statements of Financial Condition - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 75.1	$ 122.2
Restricted cash		14.0
Financial investments:
Trading investments, at fair value	0.5	7.0
Available-for-sale investments, at fair value	47.2	61.4
Accounts receivable, net, including $40.3 and $51.0 from related parties at December 31, 2015 and 2014, respectively	131.0	130.2
Income taxes receivable	16.0	12.3
Other receivables	5.4	3.6
Prepaid expenses	5.1	6.2
Total current assets	280.3	356.9
Property and equipment, net	29.6	29.0
Goodwill	741.3	441.7
Intangible assets, net	239.0	156.5
Deferred income taxes	0.6	3.3
Investment in EuroCCP	11.4	10.8
Other assets	4.8	1.9
Total assets	1,307.0	1,000.1
Current liabilities:
Accounts payable and accrued liabilities, including $15.2 and $18.2 to related parties at December 31, 2015 and 2014, respectively	72.9	101.1
Section 31 fees payable	93.0	107.7
Current portion of long-term debt	83.9	42.2
Current portion of contingent consideration liability to related party	6.6
Total current liabilities	256.4	251.0
Long-term debt, less current portion	593.7	425.7
Contingent consideration liability to related party, less current portion	58.8
Unrecognized tax benefits	8.0	8.6
Deferred income taxes	7.4	6.5
Other liabilities	2.8	4.1
Commitments and contingencies
Stockholders' equity:
Common stock, $0.01 par value. 160,050,000 voting and 58,200,000 non-voting shares authorized at December 31, 2015 and 2014; 74,991,527 voting and 21,146,136 non-voting shares issued at December 31, 2015; 74,355,726 voting and 21,146,136 non-voting shares issued at December 31, 2014	1.0	1.0
Common stock in treasury, at cost 458,237 and 165,827 voting shares at December 31, 2015 and 2014, respectively	(6.5)	(1.9)
Additional paid-in capital	270.6	262.0
Retained earnings	125.0	42.8
Accumulated other comprehensive (loss) income, net	(10.2)	0.3
Total stockholders' equity	379.9	304.2
Total liabilities and stockholders' equity	$ 1,307.0	$ 1,000.1